Commitments (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments for operating leases

Future minimum lease payments for operating leases having an initial or remaining non-cancellable lease term in excess of one year are as follows:

Years ending December 31,
2017	92,624
2018	71,967
Total minimum payments	$164,591

Schedule of future minimum payments under license arrangements

As of December 31, 2016, future minimum payments under these arrangements are as follows:

Years ending December 31,
2017	60,000
2018	50,000
2019	50,000
2020	50,000
2021	50,000
Thereafter	270,000
Total minimum payments	$530,000